CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Revenue
Oil sales	$ 23,153		$ 77,289		$ 77,289	$ 100,442
Operating expenses
Professional fees	96,385	65,930	196,248	83,112	820,791	917,176
Lease operating expenses	62,061		145,450		145,450	207,511
Salaries and benefits	65,747		137,872	10,002	1,350,651	1,416,398
Director and management fees	62,580	14,754	57,725	53,338	409,615	472,195
Public and investor relations	35,453	1,125	7,352	5,170	818,414	844,335
Travel and entertainment	23,062					174,851
Research and development					255,498	255,498
Website fees - related party					48,050	48,050
Write off of oil, gas and mineral leases					112,000	112,000
Other operating expenses	14,529	11,022	66,864	31,539	438,282	310,554
Total operating expenses	359,817	92,831	611,511	183,161	4,398,751	4,758,568
Operating loss	(336,664)	(92,831)	(534,222)	(183,161)	(4,321,462)	(4,658,126)
Other income (expense)
Interest income					34,713	34,713
Interest expense					(77,480)	(77,480)
Change in fair value of warrant liability					65,635	65,635
Loss on disposal of fixed assets					(9,800)	(9,800)
Foreign exchange gain (loss)				(505)	2,424	2,424
Total other income (expense)				(505)	15,492	15,492
Net loss	$ (336,664)	$ (92,831)	$ (534,222)	$ (183,666)	$ (4,305,970)	$ (4,642,634)
Net loss per common share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	20,294,631	8,449,839	10,126,921	8,449,846